                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  APRIL 30, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST  3RD QUARTER REPORT - PERIOD ENDED APRIL 30, 2010

 [LOGO OF USAA]
   USAA(R)

PORTFOLIO OF INVESTMENTS
3(RD) QUARTER
USAA VALUE FUND
APRIL 30, 2010

                                                                      (Form N-Q)

48493-0610                                   (C)2010, USAA. All rights reserved.

--------------------------------------------------------------------------------

PORTFOLIO OF INVESTMENTS

USAA VALUE FUND
April 30, 2010 (unaudited)

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------

            COMMON STOCKS (98.1%)

            CONSUMER DISCRETIONARY (14.3%)
            ------------------------------
            APPAREL & ACCESSORIES & LUXURY GOODS (0.6%)
   117,700  Hanesbrands, Inc. *                                         $  3,351
                                                                        --------
            APPAREL RETAIL (1.2%)
   121,000  Limited Brands, Inc.                                           3,243
   153,400  Men's Wearhouse, Inc.                                          3,625
                                                                        --------
                                                                           6,868
                                                                        --------
            AUTO PARTS & EQUIPMENT (1.2%)
   278,800  American Axle & Manufacturing Holdings, Inc. *                 3,000
   173,000  Gentex Corp.                                                   3,718
                                                                        --------
                                                                           6,718
                                                                        --------
            AUTOMOTIVE RETAIL (0.4%)
    48,600  Advance Auto Parts, Inc.                                       2,192
                                                                        --------
            CASINOS & GAMING (1.0%)
    68,500  Ameristar Casinos, Inc.                                        1,290
   194,900  International Game Technology                                  4,108
                                                                        --------
                                                                           5,398
                                                                        --------
            COMPUTER & ELECTRONICS RETAIL (0.4%)
    86,300  GameStop Corp. "A" *                                           2,098
                                                                        --------
            GENERAL MERCHANDISE STORES (0.6%)
    79,200  Family Dollar Stores, Inc.                                     3,133
                                                                        --------
            HOME IMPROVEMENT RETAIL (1.0%)
   154,200  Home Depot, Inc.                                               5,436
                                                                        --------
            HOMEFURNISHING RETAIL (0.2%)
    63,250  Aaron's, Inc. (a)                                              1,428
                                                                        --------
            HOTELS, RESORTS, & CRUISE LINES (2.1%)
   210,700  Carnival Corp.                                                 8,786
    81,200  Royal Caribbean Cruises Ltd. *(a)                              2,910
                                                                        --------
                                                                          11,696
                                                                        --------
            HOUSEHOLD APPLIANCES (3.0%)
   193,400  Stanley Black & Decker, Inc.                                  12,020
    40,100  Whirlpool Corp.                                                4,365
                                                                        --------
                                                                          16,385
                                                                        --------
            LEISURE PRODUCTS (0.5%)
   121,400  Brunswick Corp.                                                2,537
                                                                        --------
            PUBLISHING (1.3%)
    28,400  John Wiley & Sons, Inc. "A"                                    1,201
   189,300  Valassis Communications, Inc. *                                6,188
                                                                        --------
                                                                           7,389
                                                                        --------

================================================================================

1  | USAA Value Fund

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------

            RESTAURANTS (0.1%)
   53,900   CKE Restaurants, Inc.                                       $    665
                                                                        --------
            SPECIALIZED CONSUMER SERVICES (0.1%)
   94,700   Service Corp. International                                      850
                                                                        --------
            SPECIALTY STORES (0.6%)
  170,300   Cabela's, Inc. *(a)                                            3,093
                                                                        --------
            Total Consumer Discretionary                                  79,237
                                                                        --------
            CONSUMER STAPLES (7.0%)
            -----------------------
            DISTILLERS & VINTNERS (0.8%)
    63,000  Diageo plc ADR                                                 4,293
                                                                        --------
            DRUG RETAIL (0.5%)
    76,300  Walgreen Co.                                                   2,682
                                                                        --------
            FOOD DISTRIBUTORS (0.6%)
    99,000  Sysco Corp.                                                    3,122
                                                                        --------
            PERSONAL PRODUCTS (0.4%)
    51,200  NBTY, Inc. *                                                   2,083
                                                                        --------
            TOBACCO (4.7%)
   217,100  Altria Group, Inc.                                             4,600
   154,300  Imperial Tobacco Group plc ADR                                 8,794
    25,600  Lorillard, Inc.                                                2,006
   171,900  Philip Morris International, Inc.                              8,437
    46,800  Reynolds American, Inc.                                        2,500
                                                                        --------
                                                                          26,337
                                                                        --------
            Total Consumer Staples                                        38,517
                                                                        --------
            ENERGY (8.7%)
            -------------
            INTEGRATED OIL & GAS (6.3%)
   118,900  BP plc ADR                                                     6,200
   147,000  ConocoPhillips                                                 8,701
   174,300  Marathon Oil Corp.                                             5,604
    52,600  Murphy Oil Corp.                                               3,164
   126,700  Occidental Petroleum Corp.                                    11,233
                                                                        --------
                                                                          34,902
                                                                        --------
            OIL & GAS EXPLORATION & PRODUCTION (0.4%)
   127,200  EXCO Resources, Inc.                                           2,360
                                                                        --------
            OIL & GAS STORAGE & TRANSPORTATION (2.0%)
   180,200  El Paso Corp.                                                  2,180
   371,000  Spectra Energy Corp.                                           8,659
                                                                        --------
                                                                          10,839
                                                                        --------
            Total Energy                                                  48,101
                                                                        --------
            FINANCIALS (19.5%)
            ------------------
            ASSET MANAGEMENT & CUSTODY BANKS (1.3%)
    44,900  Ameriprise Financial, Inc.                                     2,082
   123,300  State Street Corp.                                             5,363
                                                                        --------
                                                                           7,445
                                                                        --------
            CONSUMER FINANCE (5.5%)
   220,200  American Express Co.                                          10,156
   270,900  Capital One Financial Corp.                                   11,760
   679,200  SLM Corp. *                                                    8,313
                                                                        --------
                                                                          30,229
                                                                        --------

================================================================================

                                                   Portfolio of Investments |  2

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------

            DIVERSIFIED BANKS (1.6%)
   273,800  Wells Fargo & Co.                                           $  9,066
                                                                        --------
            INSURANCE BROKERS (0.7%)
   110,800  Willis Group Holdings Ltd. plc                                 3,817
                                                                        --------
            LIFE & HEALTH INSURANCE (0.4%)
    44,300  Torchmark Corp.                                                2,372
                                                                        --------
            OTHER DIVERSIFIED FINANCIAL SERVICES (3.0%)
   368,459  Bank of America Corp.                                          6,570
   543,200  Citigroup, Inc. *                                              2,374
   174,900  JPMorgan Chase & Co.                                           7,447
                                                                        --------
                                                                          16,391
                                                                        --------
            PROPERTY & CASUALTY INSURANCE (2.4%)
   100,000  Allstate Corp.                                                 3,267
    93,800  Axis Capital Holdings Ltd.                                     2,924
    44,100  Chubb Corp.                                                    2,331
   227,400  Fidelity National Financial, Inc. "A"                          3,452
    69,900  XL Capital Ltd. "A"                                            1,244
                                                                        --------
                                                                          13,218
                                                                        --------
            REGIONAL BANKS (3.6%)
   212,400  Fifth Third Bancorp                                            3,167
   181,300  PNC Financial Services Group, Inc.                            12,185
 1,148,200  Synovus Financial Corp. (a)                                    3,456
   179,000  United Community Banks, Inc. *                                 1,045
                                                                        --------
                                                                          19,853
                                                                        --------
            REITs - MORTGAGE (0.5%)
   159,600  Annaly Capital Management, Inc.                                2,705
                                                                        --------
            THRIFTS & MORTGAGE FINANCE (0.5%)
   183,100  New York Community Bancorp, Inc.                               3,016
                                                                        --------
            Total Financials                                             108,112
                                                                        --------

            HEALTH CARE (11.3%)
            -------------------
            HEALTH CARE DISTRIBUTORS (0.5%)
    83,800  Cardinal Health, Inc.                                          2,907
                                                                        --------
            HEALTH CARE EQUIPMENT (1.3%)
    85,700  Baxter International, Inc.                                     4,047
    74,700  Medtronic, Inc.                                                3,263
                                                                        --------
                                                                           7,310
                                                                        --------
            HEALTH CARE FACILITIES (0.4%)
    96,000  HealthSouth Corp. *                                            1,964
                                                                        --------
            HEALTH CARE SERVICES (1.1%)
   118,100  Omnicare, Inc.                                                 3,282
    45,200  Quest Diagnostics, Inc.                                        2,584
                                                                        --------
                                                                           5,866
                                                                        --------
            MANAGED HEALTH CARE (3.6%)
    92,700  CIGNA Corp.                                                    2,972
   154,500  Coventry Health Care, Inc. *                                   3,668
   180,900  UnitedHealth Group, Inc.                                       5,483
   149,500  WellPoint, Inc. *                                              8,043
                                                                        --------
                                                                          20,166
                                                                        --------
            PHARMACEUTICALS (4.4%)
   383,000  Bristol-Myers Squibb Co.                                       9,686
    89,400  Johnson & Johnson                                              5,749

================================================================================

3  | USAA Value Fund

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------

   539,852  Pfizer, Inc.                                                $  9,026
                                                                        --------
                                                                          24,461
                                                                        --------
            Total Health Care                                             62,674
                                                                        --------
            INDUSTRIALS (14.9%)
            -------------------
            AEROSPACE & DEFENSE (5.6%)
    52,000  Goodrich Corp.                                                 3,857
   184,700  Honeywell International, Inc.                                  8,768
    45,000  ITT Corp.                                                      2,501
    77,700  L-3 Communications Holdings, Inc.                              7,270
   151,200  Raytheon Co.                                                   8,815
                                                                        --------
                                                                          31,211
                                                                        --------
            BUILDING PRODUCTS (0.8%)
   103,625  Gibraltar Industries, Inc. *                                   1,556
    89,100  Simpson Manufacturing Co., Inc.                                3,029
                                                                        --------
                                                                           4,585
                                                                        --------
            CONSTRUCTION & ENGINEERING (0.7%)
   112,503  Comfort Systems USA, Inc.                                      1,584
   103,700  Insituform Technologies, Inc. "A" *                            2,486
                                                                        --------
                                                                           4,070
                                                                        --------
            CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.1%)
    68,500  Oshkosh Corp. *                                                2,645
   124,800  Terex Corp. *                                                  3,310
                                                                        --------
                                                                           5,955
                                                                        --------
            ELECTRICAL COMPONENTS & EQUIPMENT (1.6%)
   118,900  Emerson Electric Co.                                           6,210
    44,300  Regal-Beloit Corp.                                             2,803
                                                                        --------
                                                                           9,013
                                                                        --------
            HUMAN RESOURCE & EMPLOYMENT SERVICES (0.6%)
    52,100  Administaff, Inc.                                              1,153
   142,800  Korn/Ferry International *                                     2,315
                                                                        --------
                                                                           3,468
                                                                        --------
            INDUSTRIAL CONGLOMERATES (0.9%)
   255,500  General Electric Co.                                           4,819
                                                                        --------
            INDUSTRIAL MACHINERY (2.8%)
    53,400  Eaton Corp.                                                    4,120
   181,600  Illinois Tool Works, Inc.                                      9,280
    31,800  SPX Corp.                                                      2,222
                                                                        --------
                                                                          15,622
                                                                        --------
            RESEARCH & CONSULTING SERVICES (0.3%)
    17,600  Dun & Bradstreet Corp.                                         1,355
                                                                        --------
            TRUCKING (0.5%)
    53,100  Ryder System, Inc.                                             2,470
                                                                        --------
            Total Industrials                                             82,568
                                                                        --------
            INFORMATION TECHNOLOGY (14.6%)
            ------------------------------
            APPLICATION SOFTWARE (0.5%)
   282,700  Mentor Graphics Corp. *                                        2,542
                                                                        --------
            COMMUNICATIONS EQUIPMENT (0.9%)
   431,100  Nokia Corp. ADR                                                5,242
                                                                        --------
            COMPUTER HARDWARE (3.2%)
    57,300  Diebold, Inc.                                                  1,797
   160,000  Hewlett-Packard Co.                                            8,315

================================================================================

                                                   Portfolio of Investments |  4

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------

    60,800  International Business Machines Corp.                       $  7,843
                                                                        --------
                                                                          17,955
                                                                        --------
            DATA PROCESSING & OUTSOURCED SERVICES (1.3%)
    47,400  Alliance Data Systems Corp. *                                  3,558
    65,900  Computer Sciences Corp. *                                      3,452
                                                                        --------
                                                                           7,010
                                                                        --------
            ELECTRONIC COMPONENTS (1.4%)
    92,200  Littelfuse, Inc. *                                             3,893
   374,900  Vishay Intertechnology, Inc. *                                 3,903
                                                                        --------
                                                                           7,796
                                                                        --------
            ELECTRONIC EQUIPMENT & INSTRUMENTS (0.7%)
   131,100  Cognex Corp.                                                   2,741
    39,700  FARO Technologies, Inc. *                                      1,001
                                                                        --------
                                                                           3,742
                                                                        --------
            ELECTRONIC MANUFACTURING SERVICES (1.5%)
    96,000  Mercury Computer Systems, Inc. *                               1,234
    64,200  Molex, Inc.                                                    1,439
    63,600  Park Electrochemical Corp.                                     1,921
   102,100  Plexus Corp. *                                                 3,783
                                                                        --------
                                                                           8,377
                                                                        --------
            IT CONSULTING & OTHER SERVICES (0.5%)
    43,400  Maximus, Inc.                                                  2,687
                                                                        --------
            SEMICONDUCTOR EQUIPMENT (1.2%)
   274,300  Applied Materials, Inc.                                        3,780
   289,200  Brooks Automation, Inc. *                                      2,811
                                                                        --------
                                                                           6,591
                                                                        --------
            SEMICONDUCTORS (1.9%)
   316,500  Intel Corp.                                                    7,226
   106,100  Microchip Technology, Inc.                                     3,099
                                                                        --------
                                                                          10,325
                                                                        --------
            SYSTEMS SOFTWARE (1.5%)
   268,200  Microsoft Corp.                                                8,191
                                                                        --------
            Total Information Technology                                  80,458
                                                                        --------
            MATERIALS (1.9%)
            ----------------
            DIVERSIFIED CHEMICALS (1.1%)
   151,200  E.I. du Pont de Nemours & Co.                                  6,024
                                                                        --------
            SPECIALTY CHEMICALS (0.8%)
   371,700  PolyOne Corp. *                                                4,204
                                                                        --------
            Total Materials                                               10,228
                                                                        --------
            TELECOMMUNICATION SERVICES (1.9%)
            ---------------------------------
            INTEGRATED TELECOMMUNICATION SERVICES (1.9%)
   207,730  AT&T, Inc.                                                     5,413
   174,900  Verizon Communications, Inc.                                   5,053
                                                                        --------
            Total Telecommunication Services                              10,466
                                                                        --------
            UTILITIES (4.0%)
            ----------------
            ELECTRIC UTILITIES (1.4%)
    67,100  Entergy Corp.                                                  5,455
    64,900  Pinnacle West Capital Corp.                                    2,423
                                                                        --------
                                                                           7,878
                                                                        --------

================================================================================

5  | USAA Value Fund

================================================================================

                                                                          MARKET
 NUMBER                                                                    VALUE
 OF SHARES  SECURITY                                                       (000)
--------------------------------------------------------------------------------

            MULTI-UTILITIES (2.6%)
   175,700  CenterPoint Energy, Inc.                                    $  2,523
   153,300  Dominion Resources, Inc.                                       6,408
   125,950  MDU Resources Group, Inc.                                      2,670
   130,200  Xcel Energy, Inc.                                              2,832
                                                                        --------
                                                                          14,433
                                                                        --------
            Total Utilities                                               22,311
                                                                        --------
            Total Common Stocks (cost: $469,084)                         542,672
                                                                        --------

            MONEY MARKET INSTRUMENTS (4.6%)

            MONEY MARKET FUNDS (4.6%)
25,450,064  State Street Institutional Liquid Reserve
               Fund, 0.16% (b)(cost: $25,450)                             25,450
                                                                        --------

            SHORT-TERM INVESTMENTS PURCHASED WITH CASH COLLATERAL
            FROM SECURITIES LOANED (1.9%)

            MONEY MARKET FUNDS (1.6%)
 1,079,789  BlackRock Liquidity Funds TempFund Portfolio, 0.14%(b)         1,080
 7,868,973  Fidelity Institutional Money Market Fund, 0.21% (b)            7,869
                                                                        --------
               Total Money Market Funds                                    8,949
                                                                        --------

PRINCIPAL
AMOUNT
(000)
--------------------------------------------------------------------------------

            REPURCHASE AGREEMENTS (0.3%)
$    1,400  Credit Suisse First Boston, LLC, 0.19%, acquired on
               4/30/2010 and due 5/03/2010 at $1,400 (collateralized
               by $1,430 of Fannie Mae (c), 0.28%(d), due 10/27/2010;
               market value $1,428)                                        1,400
       100  Deutsche Bank Securities, Inc., 0.19%, acquired on
               4/30/2010 and due 5/03/2010 at $100 (collateralized
               by $100 of U.S. Treasury, 3.25%, due 7/31/2016; market
               value $102)                                                   100
                                                                        --------
            Total Repurchase Agreements                                    1,500
                                                                        --------
            Total Short-term Investments Purchased With Cash
               Collateral From Securities Loaned (cost: $10,449)          10,449
                                                                        --------
            TOTAL INVESTMENTS (COST: $504,983)                          $578,571
                                                                        ========

================================================================================

                                                   Portfolio of Investments |  6

================================================================================

                                                       VALUATION HIERARCHY
($ IN 000s)                                            -------------------

                                         (LEVEL 1)
                                       QUOTED PRICES     (LEVEL 2)
                                         IN ACTIVE         OTHER            (LEVEL 3)
                                          MARKETS       SIGNIFICANT        SIGNIFICANT
                                       FOR IDENTICAL    OBSERVABLE        UNOBSERVABLE
ASSETS                                    ASSETS           INPUTS            INPUTS          TOTAL
--------------------------------------------------------------------------------------------------

EQUITY SECURITIES:
  COMMON STOCKS                             $542,672         $   --              $ --     $542,672
MONEY MARKET INSTRUMENTS:
  MONEY MARKET FUNDS                          25,450             --                --       25,450
SHORT-TERM INVESTMENTS PURCHASED
WITH CASH COLLATERAL FROM
SECURITIES LOANED:
  MONEY MARKET FUNDS                           8,949             --                --        8,949
  REPURCHASE AGREEMENTS                           --          1,500                --        1,500
--------------------------------------------------------------------------------------------------
Total                                       $577,071         $1,500              $ --     $578,571
--------------------------------------------------------------------------------------------------

================================================================================

7  | USAA Value Fund

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS
April 30, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Value
Fund (the Fund), which is classified as diversified under the 1940 Act.

The Fund has two classes of shares: Value Fund Shares and Value Fund
Institutional Shares. Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Institutional Shares are currently only offered for sale to the USAA Target Retirement Funds (Target Funds) and not
to the general public. The Target Funds are managed by USAA Investment
Management Company (the Manager), an affiliate of the Fund.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the
Fund's foreign securities. If the Manager

================================================================================

                                          Notes to Portfolio of Investments | 8

================================================================================

determines that a particular event would materially affect the value of the
Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities.
In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's
NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

================================================================================

9  |  USAA Value Fund


================================================================================

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Cash collateral requirements are determined daily based on the prior business day's ending value of securities loaned. Imbalances in cash collateral may occur on days where market volatility causes security prices to change significantly, and are adjusted the next business day. Risks to the
Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. The aggregate fair market value of the loaned portion of these securities as of April 30, 2010, was approximately $9,559,000.

E. SUBSEQUENT EVENTS - Events or transactions that occur after the quarterly report date, but before the quarterly report is issued are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

F. NEW ACCOUNTING PRONOUNCEMENT - In January 2010, the Financial Accounting
Standards Board issued amended guidance for improving disclosures about fair value measurements that adds new disclosure requirements about significant transfers between Level 1, Level 2, and Level 3, and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation for fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation for fair value measurement and inputs and valuation techniques used to measure fair value. The amended guidance is effective for financial statements for fiscal years and interim periods beginning after December 15,
2009, except for disclosures about purchases, sales, issuances and settlements in the rollforward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15,

================================================================================

                                         Notes to Portfolio of Investments |  10

================================================================================

2010, and for interim periods within those fiscal years. The Manager is in the process of evaluating the impact of this guidance on the Fund's financial statement disclosures.

G. As of April 30, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
April 30, 2010, were $98,725,000 and $25,137,000, respectively, resulting in net unrealized appreciation of $73,588,000.

H. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $553,379,000 at April
30, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR         American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
            dollars.
REIT        Real estate investment trust

SPECIFIC NOTES

(a)    The security or a portion thereof was out on loan as of April 30, 2010.
(b)    Rate represents the money market fund annualized seven-day yield at
       April 30, 2010.
(c)    Securities issued by government-sponsored enterprises are supported only by the right of the government-sponsored enterprise to borrow from the
       U.S. Treasury, the discretionary authority of the U.S. government to purchase the government-sponsored enterprises' obligations, or by the credit of the issuing agency, instrumentality, or corporation, and are neither issued nor guaranteed by the U.S. Treasury.
(d)    Zero-coupon security. Rate represents the effective yield at the date of purchase.
*      Non-income-producing security.

================================================================================

11  | USAA Value Fund

 ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended April 30, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    06/23/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    06/23/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    06/23/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.